Financial instruments by category (Details) - EUR (€) € in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Trade receivables		€ 44,013	€ 19,237
Other assets		11,522	11,979
Cash and cash equivalents		346,686	204,435	€ 64,439
Assets		817,352	449,164
Borrowings		57,834	53,363	26,316
Trade payables and accruals		16,035	24,898
Tax and employee-related liabilities		83
Lease liabilities		56,822	52,088
Refund liabilities		254,581	111,426	€ 6,553
Other liabilities		5,019	2,913
Liabilities		646,771	371,742
At fair value [member]
IfrsStatementLineItems [Line Items]
Trade receivables
Other assets	[1]
Cash and cash equivalents
Assets
Borrowings
Trade payables and accruals
Tax and employee-related liabilities	[2]
Lease liabilities
Refund liabilities
Other liabilities	[3]
Liabilities
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
IfrsStatementLineItems [Line Items]
Trade receivables		44,013	19,232
Other assets	[1]	11,522	11,918
Cash and cash equivalents		346,686	204,435
Assets		402,221	235,584
Borrowings		57,834	53,363
Trade payables and accruals		68,119	36,212
Tax and employee-related liabilities	[2]	10,101	8,300
Lease liabilities		56,822	52,088
Refund liabilities		254,582	111,426
Other liabilities	[3]	44	51
Liabilities		447,502	261,439
Total [member]
IfrsStatementLineItems [Line Items]
Trade receivables		44,013	19,232
Other assets	[1]	11,522	11,918
Cash and cash equivalents		346,686	204,435
Assets		402,221	235,584
Borrowings		57,834	53,363
Trade payables and accruals		68,119	36,212
Tax and employee-related liabilities	[2]	10,101	8,300
Lease liabilities		56,822	52,088
Refund liabilities		254,582	111,426
Other liabilities	[3]	44	51
Liabilities		€ 447,502	€ 261,439

[1]	Prepayments and tax receivables and other non-financial assets are excluded from the other assets balance, as this analysis is required only for financial instruments.
[2]	Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required only for financial instruments.
[3]	Deferred income is excluded from the other liabilities balance, as this analysis is required only for financial instruments.